Warrants - Schedule of Fair Value Assumptions Related to Warrants Outstanding (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Dividend yield	0.00%	0.00%
Minimum [Member]
Risk-free rate	0.12%	0.92%
Expected volatility	112.00%	116.00%
Expected term	1 year 1 month 6 days	2 years 6 months
Maximum [Member]
Risk-free rate	1.47%	5.15%
Expected volatility	170.00%	170.00%
Expected term	5 years 6 months	7 years 6 months
Warrant [Member]
Dividend yield	0.00%	0.00%
Warrant [Member] | Minimum [Member]
Risk-free rate	0.12%	0.62%
Expected volatility	112.00%	108.00%
Expected term	1 year	2 years 6 months
Warrant [Member] | Maximum [Member]
Risk-free rate	0.66%	4.59%
Expected volatility	159.00%	167.00%
Expected term	2 years 6 months	10 years